Related party transactions	12 Months Ended
Sep. 30, 2022
Related party transactions
Related party transactions

Note 17 - Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of related party	Relationship to the Company	Nature of transactions
Forasen Group Co., Ltd. ("Forasen Group")	Owned by Mr Zhengyu Wang, the Chairman of Board of Directors of the Company	Purchases from the Company
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr Zhengyu Wang and Ms Yefang Zhang, CEO of the Company	Lease factory building to the Company; purchases from the Company
Hangzhou Forasen Technology Co., Ltd	Controlled by Mr. Zhengyu Wang	Sublease of office space from the Company.
Xinyang Wang	Shareholder of Nongyuan Network	Provide a real property as additional security for a short-term bank.
Dehong Zhang	CEO of the Company, Ms Yefang Zhang's brother	Provide a guarantee as an additional security for a revolving loan

Due to related parties from the Company’s continuing operations consisted of the following:

	As of	As of
	September 30,	September 30,
	2022	2021
Farmnet	-	$54,600
Zhejiang Tantech Bamboo Technology Co., Ltd.	948	3,032
Total	$948	$57,632

As of September 30, 2022 and 2021, the balance of due to related parties mainly consisted of expenses paid on behalf of a related party and advances from the Company’s principal shareholder for working capital purposes during the Company’s normal course of business, respectively. These payments and advances are non-interest bearing and due on demand.

Sales to related parties

The Company periodically sells merchandise to its affiliates during the ordinary course of business. For the years ended September 30, 2022, 2021 and 2020, the Company recorded sales to related parties of $1,016, $1,952 and $7,200, respectively.

Operating lease from related parties

In October 2009, the Company entered into a lease agreement with Forasen Group for leasing the factory building. The lease term was 10 years with monthly rent of RMB 22,400 (equivalent of $3,293). The lease agreement was renewed in October 2019 for another 10 years with the same monthly rent. This lease agreement was terminated on July 31, 2020.

In July 2020, the Company entered into a lease agreement with Zhejiang Tantech Bamboo Technology Co., Ltd. for leasing the factory building. The lease term is 10 years with annual rent of RMB 459,360 (equivalent of $67,526). This lease agreement was terminated on July 13, 2021.

In August 2020, the Company entered into a one-year lease agreement with Forasen Group for leasing a processing facility, with monthly rent of RMB 9,200 (equivalent of $1,313). This lease agreement was not renewed upon maturity.

In July 2021, the Company entered into two lease agreements with Zhejiang Tantech Bamboo Technology Co., Ltd. for leasing the factory building of 1,180 square meters and 1,914 square meters. Both lease terms are 10 years from August 1, 2021 to July 31, 2031 with annual rent of RMB 168,854 ($25,690) and from July 14, 2021 to July 13, 2031 with annual rent of RMB 421,431 ($64,117), respectively. For the years ended September 30, 2022 and 2021, the Company incurred lease expenses of $88,847, $86,556 and 47,785, respectively.

Sublease to a related party

In August 2020, the Company entered into a sublease agreement with Hangzhou Forasen Technology Co., Ltd to sublease its office space. The lease term is two years with annual rent of RMB 283,258 (equivalent of $41,639). This lease was terminated on February 14, 2022.

For the years ended September 30, 2022, 2021 and 2020, the Company recorded lease income of $14,262, $40,026 and $5,791, respectively.

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term bank loans (see Note 9). The Company’s related parties also pledged their properties as collaterals to safeguard the Company’s short-term bank loans (see Note 9).

The Company and Forasen Group signed a Non-Competition Agreement which provides that Forasen Group should not engage in any business that the Company engages in, except purchasing products from us. In addition, Mr. Wang and Ms. Zhang signed a Non-Competition Agreement with the Company and Tantech which provides that Mr. Wang and Ms. Zhang shall not vote in favor or otherwise cause Tantech to engage in the business that the Company conducts.